Other Income (Expense) - net	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Other Income (Expense) - net
11.	Other Income (Expense) – net
Talen Energy Supply’s “Other Income (Expense) – net” for the nine months ended September 30, 2015 and 2014 was primarily earnings on securities in NDT funds.
11.	Other Income (Expense) – net
“Other Income (Expense) – net” for 2014, 2013 and 2012 for PPL Energy Supply was primarily earnings on securities in NDT funds.